Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2019
Auditors Remuneration [Abstract]
Disclosure of Detailed Information About Auditors' Remuneration
	2019 £m	2018 £m	2017 £m
Auditor’s remuneration
Payable to the auditors of RELX PLC	0.8	0.9	0.9
Payable to the auditors of the Group’s subsidiaries	7.4	6.5	5.9
Audit services	8.2	7.4	6.8
Audit-related assurance services	0.6	0.9	0.8
Total audit and audit-related assurance services	8.8	8.3	7.6
Other services: Due diligence and other transaction-related services	0.1	2.7	0.3
Total non-audit related services	0.1	2.7	0.3
Total auditor’s remuneration	8.9	11.0	7.9

Amounts payable to the auditors of the Group’s subsidiaries include amounts for the audit of internal controls over financial reporting in accordance with the US Sarbanes-Oxley Act. Included in audit related assurance services for 2019 are £0.1m in fees for services relating to RELX pension plans (2018: £0.1m). The amounts payable in 2017 to the auditors of RELX PLC also reflect amounts payable to the auditors of RELX NV. The previously reported 2018 fees paid to EY for audit services have been revised to include additional amounts for expenses incurred and final fees for statutory audits which took place subsequent to the audit of the RELX consolidated accounts.